Business Segment and Disaggregation of Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Business Segment and Disaggregation of Revenue [Abstract]
Schedule of Disaggregated Revenue from Contracts with Customers

The Company has disaggregated its revenue from contracts with customers into categories based on the business segment and nature of the revenue in the following table:

	Years ended March 31,
	2026				2025				2024
	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total
Revenue
Subscription	$5,090,759	1,411,220	—	6,501,979	$4,408,157	503,586	—	4,911,743	$3,678,354	369,179	—	4,047,533
Equipment, device and services	1,548,864	6,658,396	—	8,207,260	2,250,024	3,316,783	—	5,566,807	1,933,744	2,588,793	—	4,522,537
	6,639,623	8,069,616	—	14,709,239	6,658,181	3,820,369	—	10,478,550	5,612,098	2,957,972	—	8,570,070
Cost of revenue
Subscription	$(3,472,419)	(866,256)	—	(4,338,675)	$(2,920,327)	(532,030)	—	(3,452,357)	$(2,018,989)	(363,207)	—	(2,382,196)
Equipment, device and services	(1,418,651)	(5,800,571)	—	(7,219,222)	(2,036,887)	(3,125,072)	—	(5,161,959)	(1,931,319)	(2,410,964)	—	(4,342,283)
	(4,891,070)	(6,666,827)	—	(11,557,897)	(4,957,214)	(3,657,102)	—	(8,614,316)	(3,950,308)	(2,774,171)	—	(6,724,479)
Gross profit / (loss)
Subscription	$1,618,340	544,964	—	2,163,304	$1,487,830	(28,444)	—	1,459,386	$1,659,365	5,972	—	1,665,337
Equipment, device and services	130,213	857,825	—	988,038	213,137	191,711		404,848	2,425	177,829	—	180,254
	1,748,553	1,402,789	—	3,151,342	1,700,967	163,267	—	1,864,234	1,661,790	183,801	—	1,845,591

Operating expenses	$(85,122)	—	(4,199,823)	(4,284,945)	$(124,265)	—	(1,942,623)	(2,066,888)	$(74,844)	—	(1,803,896)	(1,878,740)
Income/(loss) from operations	1,663,431	1,402,789	(4,199,823)	(1,133,603)	1,576,702	163,267	(1,942,623)	(202,654)	1,586,946	183,801	(1,803,896)	(33,149)

Finance income	15,679	—	—	15,679	23,671	—	—	23,671	20,743	—	—	20,743
Finance cost	(39,593)	—	(25,156)	(64,749)	(29,015)	—	(5,687)	(34,702)	(29,370)	—	(6,460)	(35,830)
Income/ (loss) before income taxes	1,639,517	1,402,789	(4,224,979)	(1,182,673)	1,571,358	163,267	(1,948,310)	(213,685)	1,578,319	183,801	(1,810,356)	(48,236)
	March 31, 2026				March 31, 2025
	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total

Segment assets	$2,004,208	1,706,398	4,770,524	8,481,130	$2,496,724	1,119,209	2,050,572	5,666,505
Segment liabilities	1,808,308	637,461	1,569,678	4,015,447	2,225,732	802,457	892,835	3,921,024

Schedule of Revenues Earned from External Customers

The following table presents revenues earned from external customers:

	Year ended March 31,
	2026	2025	2024

Subscription income from satellite connection service	$5,090,759	$4,408,157	$3,678,354
Sales and lease of satellite network equipment and device	1,548,864	2,250,024	1,933,744
Subscription income from Jarviss	1,411,220	503,586	369,179
Revenue from IT support services	6,622,145	3,194,055	2,418,470
Revenue from shipboard support services	36,251	122,728	170,323
	$14,709,239	$10,478,550	$8,570,070

Schedule of Lease Income from Sales-Type Lease and Operating Lease

Included in the revenue from sales and lease of equipment, device and services of satellite connectivity solution of $1,548,864 (2025: $2,250,024 and 2024: $1,933,744), the lease income from sales-type lease and operating lease are as below:

	Year ended March 31,
	2026	2025	2024

Sales-type lease income	$69,511	$147,707	$409,931
Operating lease income	337,826	226,500	116,150
	$407,337	$374,207	$526,081

Schedule of Revenues by Geographic Area Based on the Countries in Which the Customer is Located

The following table presents revenues by geographic area based on the countries in which the customer is located:

	Year ended March 31,
	2026	2025	2024

Singapore	$10,107,584	$5,228,044	$3,407,171
Israel	1,179,716	1,316,832	869,824
Malaysia	1,338,876	1,126,294	1,130,439
Vietnam	509,391	675,186	534,472
Republic of Marshall Islands	320,038	428,251	376,457
Thailand	112,354	295,814	625,178
Indonesia	307,191	398,979	816,023
United Kingdom	302,898	-	-
Republic of China	61,715	239,124	56,500
Others	469,476	770,026	754,006
	$14,709,239	$10,478,550	$8,570,070